Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings
Borrowings

C5     Borrowings

Although initially recognised at fair value (net of transaction costs), borrowings are subsequently accounted for on an amortised cost basis using the effective interest method, with the exception of liabilities of consolidated collateralised debt obligations which continue to be carried at fair value. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or for hybrid debt, over the expected life of the instrument.

C5.1  Core structural borrowings of shareholder-financed businesses

	31 Dec 2020 $m	31 Dec 2019 $m
Central operations:
Subordinated debt:
US$250m 6.75% Notesnote (i)	250	250
US$300m 6.5% Notesnote (i)	300	300
US$700m 5.25% Notes	700	700
US$1,000m 5.25% Notes	999	996
US$725m 4.375% Notes	723	721
US$750m 4.875% Notes	746	744
€20m Medium Term Notes 2023	24	22
£435m 6.125% Notes 2031	590	571
Senior debt:note (ii)
£300m 6.875% Notes 2023	406	392
£250m 5.875% Notes 2029	312	298
$1,000m 3.125% Notes 2030note (iii)	983	—
$350m Loan 2024note (iv)	350	350
Total central operations	6,383	5,344
Jackson US$250m 8.15% Surplus Notes 2027note (v)	250	250
Total core structural borrowings of shareholder-financed businesses	6,633	5,594

Notes

(i)

These borrowings can be converted, in whole or in part, at the Company’s option and subject to certain conditions, on any interest payment date, into one or more series of Prudential preference shares.

(ii)	The senior debt ranks above subordinated debt in the event of liquidation.
(iii)	In April 2020, the Company issued $1,000 million 3.125 per cent senior debt maturing on 14 April 2030 with proceeds, net of costs of $983 million.
(iv)

In November 2020, the $350 million term loan was settled, and the Group entered into a replacement $350 million term loan facility at a cost of daily compounded Secured Overnight Financing Rate (SOFR) plus 59 basis points. The new term loan matures in 2024.

(v)	Jackson’s borrowings are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Jackson.

C5.2  Operational borrowings

	31 Dec 2020 $m	31 Dec 2019 $m
Borrowings in respect of short-term fixed income securities programmes – commercial paper	501	520
Lease liabilities under IFRS 16	302	371
Non-recourse borrowings of consolidated investment fundsnote (a)	994	1,045
Bank loans and overdrafts	—	29
Other borrowingsnote (b)	453	377
Operational borrowings attributable to shareholder-financed businesses	2,250	2,342
Lease liabilities under IFRS 16	194	259
Other borrowings	—	44
Operational borrowings attributable to with-profits businesses	194	303
Total operational borrowings	2,444	2,645

Notes

(a)	In all instances, the holders of the debt instruments issued by consolidated investment funds do not have recourse beyond the assets of those funds.
(b)

Other borrowings attributable to shareholder-financed business mainly represent senior debt issued through the Federal Home Loan Bank of Indianapolis (FHLB), secured by collateral posted with the FHLB by Jackson.